S000109890 [Member] Expense Example - SA Franklin Core Fixed Income Portfolio	Dec. 31, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	168
Expense Example, with Redemption, 5 Years	314
Expense Example, with Redemption, 10 Years	737
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	451
Expense Example, with Redemption, 10 Years	$ 1,036